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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864

                          Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2006 through June 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                      BOND
                                      FUND

                                      PIOBX
                                  Ticker Symbol


                                     Annual
                                     Report

                                     6/30/07

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            8
Prices and Distributions                                                     9
Performance Update                                                          10
Comparing Ongoing Fund Expenses                                             15
Schedule of Investments                                                     17
Financial Statements                                                        30
Notes to Financial Statements                                               40
Report of Independent Registered Public Accounting Firm                     49
Trustees, Officers and Service Providers                                    50

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In recent months, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

Fixed-income securities generated moderate results over the 12 months ending June 30, 2007 - a period characterized by relatively stable interest rates. The U.S. Federal Reserve Board (the Fed) left the key short-term interest rate - the Fed funds rate - unchanged throughout the 12 months. Market interest rates of longer-maturity bonds tended to decline during the first half of the fiscal year before trending up throughout the second half of the fiscal year. In the following interview, Kenneth J. Taubes discusses the factors that influenced the performance of Pioneer Bond Fund during the 12 months ending June 30, 2007. Mr. Taubes, director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.

Q:   How did the Fund perform during the 12 months ending June 30, 2007?

A: Pioneer Bond Fund's Class A shares produced a total return of 5.31%, at net asset value, for the 12 months. For the same period, the Lehman Brothers Aggregate Bond Index returned 6.12%. The average return of the 173 funds in Lipper's corporate debt, A-rated category was 5.65%. On June 30, 2007, the 30-day SEC yield for the Fund's Class A shares was 4.22%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the 12 months ending June 30, 2007?

A: Overall, it was a period of moderate returns and stable prices in the domestic bond market, with the Fed keeping monetary policy on hold for the entire period. While the Fed funds rate - the most influential short-term rate - remained unchanged at 5.25% for the fiscal year, investors' perceptions about the economy and the threat of inflation did change. Interest rates for longer-maturity bonds tended to decline for much of the first nine months of the fiscal year before starting to rise in the final months, particularly

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     May and June 2007. It was then that investors grew more concerned that the Fed might tighten monetary policies in an effort to stem inflationary pressures. The yield curve - reflecting the difference in yields between short-term and long-term maturities - steepened over the 12 months with yields of shorter-term maturities declining more than longer-term maturities in the early months, and yields of longer-term maturities rising more than shorter-term maturities in the closing months. Supported by growing corporate earnings and low default rates, lower-rated, high-yielding corporate bonds outperformed higher-quality securities. The performance edge of high-yield, however, was more pronounced in the earlier months of the fiscal year than in the later months.

Q: What were your principal strategies, and how did they affect the Fund's results?

A: We generally upgraded the Fund's overall credit quality and maintained a relatively low exposure to the high-yield corporate sector and focusing on the higher-quality tiers of the high-yield universe. As high-yield corporate bonds continued to outperform higher-quality sectors, the yield advantages of lower-quality bonds contracted. We believed that investors were receiving less compensation for taking on the added credit risks of high-yield investments. However, we still had about 6% of Fund assets invested in below-investment grade securities at the end of the period, and our high-yield exposure contributed to results. We also lowered our exposure to investment-grade corporate securities from more than 20% of Fund assets to about 14% by June 30, 2007. We did so because we were concerned about the risks that companies that had issued bonds might be acquired in highly leveraged transactions that could negatively affect the values of existing securities. The underweighting, however, hurt relative performance during a period when investment-grade corporate bonds outperformed other higher-quality sectors. As we cut back our exposure to corporates, we increased our investments in mortgage-backed securities, which helped performance as they outperformed Treasuries. Agency mortgage securities accounted for more than 60% Fund assets on June 30, 2007. The Fund had no subprime residential mortgage exposure.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

     Contributors to performance included bonds issued by two property-and-casualty insurance companies, Odyssey Re and Platinum Underwriters. Both companies benefited from a relatively mild hurricane season in 2006. Holding back results, however, were our investments in securities of HCA, or Hospital Corporation of America, and Sallie Mae, a student loan organization that formerly had been government-sponsored. HCA had been acquired in an leveraged buyout that undermined the credit quality of the existing securities while Sallie Mae's bonds underperformed on the announcement of a leveraged buyout transaction. Though our emphasis on mortgages generally helped, our positions in some longer-maturity Ginnie Maes tended to underperform Fannie Mae and Freddie Mac holdings.

     Our duration strategy had little impact on results relative to the benchmarks. Duration is a measure of a bond's price sensitivity to changes in interest rates. We shortened duration during most of the year to protect against the risk of falling bond prices should interest rates rise. However, when market rates rose in the final weeks of the fiscal year, we lengthened duration somewhat to take advantage of the higher yields available in the high-grade market. The Fund's effective duration was 4.81 years on June 30, 2007, versus 5.04 years, a year ago. The Fund's average credit quality was AA on June 30, 2007.

Q:   What is your investment outlook?

A: We believe the overall economy is strong, as are the fundamentals of corporate bonds. However, while corporate earnings are rising and defaults are low, the yield advantages of lower-rated corporate bonds are low by historical standards and, in our opinion, don't justify a large emphasis. In addition, investment-grade corporates also carry the continued risk posed by merger-and-acquisition activity that can result in downgrades of credit ratings. As a consequence, we don't believe a large emphasis on corporate securities appears justified. At the same time, increases in market interest rates in May and June may have created some additional opportunities to invest in longer-maturity, high-quality securities.

     One factor that could adversely affect the markets is the possibility that major central banks could continue to raise short-term interest rates. The Fed also is watching for any signs of rising

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     inflationary pressures here in the United States. Most types of bonds would be hurt if the central banks were to become more concerned about rising inflation and were to raise short-term interest rates. However, we think a more likely scenario is that inflation would remain in a narrow range against a backdrop of moderate economic growth, which should reduce the potential for monetary tightening in the United States. We also expect short-term volatility in the markets to persist, which should create some opportunities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Government Securities                               71.7%
U.S. Corporate Bonds                                     17.8%
Asset Backed Securities                                   3.8%
Collateralized Mortgage Obligations                       3.8%
Temporary Cash Investment                                 1.9%
Senior Secured Loans                                      0.6%
Preferred Stock                                           0.4%


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of holdings)

[The following data was represented as a pie chart in the printed material]

AAA                                                       1.6%
AA                                                        3.4%
A                                                         5.7%
BBB                                                       5.2%
BB                                                        4.5%
B & Lower                                                 1.5%
Commercial Paper                                          1.9%
Treasury/Agency                                          76.2%


10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

 1.   U.S. Treasury Bonds, 4.25%, 11/15/13                          4.18%
 2.   U.S. Treasury Notes, 4.0%, 11/15/12                           3.44
 3.   U.S. Treasury Inflation Protected Security, 1.875%, 7/15/15   2.81
 4.   U.S. Treasury Bonds, 6.25%, 8/15/23                           2.69
 5.   Federal National Mortgage Association, 5.5%, 4/1/36           2.43
 6.   U.S. Treasury Inflation Protected Security, 2.0%, 1/15/16     2.34
 7.   Federal Home Loan Mortgage Corp., 5.0%, 11/1/35               1.67
 8.   Government National Mortgage Association, 5.5%, 1/15/36       1.47
 9.   Federal Home Loan Mortgage Corp., 4.5%, 10/1/20               1.26
10.   Government National Mortgage Association, 5.5%, 3/15/37       1.21

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   6/30/07   6/30/06
------- --------- --------
    A   $8.95     $8.89
    B   $8.90     $8.85
    C   $8.87     $8.81
    R   $9.05     $8.99
    Y   $8.88     $8.83


    Class     12/10/06   6/30/06
------------ ---------- --------
   Investor  $9.16      $8.89


Distributions Per Share
--------------------------------------------------------------------------------

                     7/1/07 - 6/30/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   A    $0.4095            $ -             $ -
   B    $0.3266            $ -             $ -
   C    $0.3258            $ -             $ -
   R    $0.3912            $ -             $ -
   Y    $0.4456            $ -             $ -



                          7/1/07 - 12/10/06
             -------------------------------------------
                  Net
              Investment     Short-Term      Long-Term
    Class       Income     Capital Gains   Capital Gains
------------ ------------ --------------- --------------
   Investor  $0.1880            $ -             $ -

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
10 Years                    5.62%       5.13%
5 Years                     5.13        4.16
1 Year                      5.31        0.56
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2006)
                            Gross        Net
                            1.11%       1.00%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                 Lehman Brothers
                         Pioneer                    Aggregate
                        Bond Fund                  Bond Index
6/97                     $ 9,550                    $10,000
                         $10,506                    $11,054
6/99                     $10,648                    $11,402
                         $10,786                    $11,922
6/01                     $11,940                    $13,261
                         $12,841                    $14,405
6/03                     $14,303                    $15,903
                         $14,729                    $15,954
6/05                     $15,856                    $17,039
                         $15,658                    $16,902
6/07                     $16,489                    $17,937

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 11/1/09 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                             If          If
Period                      Held       Redeemed
10 Years                    4.72%       4.72%
5 Years                     4.18        4.18
1 Year                      4.26        0.26
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2006)
                            Gross        Net
                            1.99%       1.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                     Lehman Brothers
                     Pioneer            Aggregate
                    Bond Fund          Bond Index
6/97                  $10,000           $10,000
                      $10,921           $11,054
6/99                  $10,984           $11,402
                      $11,037           $11,922
6/01                  $12,109           $13,261
                      $12,929           $14,405
6/03                  $14,279           $15,903
                      $14,571           $15,954
6/05                  $15,550           $17,039
                      $15,216           $16,902
6/07                  $15,865           $17,937

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 11/1/08 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                             If         If
Period                      Held      Redeemed
10 Years                    4.66%       4.66%
5 Years                     4.19        4.19
1 Year                      4.39        4.39
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2006)
                            Gross        Net
                            1.89%       1.89%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Lehman Brothers
                      Pioneer           Aggregate
                     Bond Fund          Bond Index
6/97                  $10,000            $10,000
                      $10,912            $11,054
6/99                  $10,977            $11,402
                      $11,017            $11,922
6/01                  $12,059            $13,261
                      $12,848            $14,405
6/03                  $14,168            $15,903
                      $14,468            $15,954
6/05                  $15,434            $17,039
                      $15,113            $16,902
6/07                  $15,776            $17,937

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 11/1/08 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                              CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                             If         If
Period                      Held      Redeemed
10 Years                    5.26%       5.26%
5 Years                     4.93        4.93
1 Year                      5.04        5.04
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2006)
                            Gross        Net
                            1.46%       1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Lehman Brothers
                      Pioneer            Aggregate
                     Bond Fund          Bond Index
6/97                  $10,000            $10,000
                      $10,950            $11,054
6/99                  $11,042            $11,402
                      $11,130            $11,922
6/01                  $12,259            $13,261
                      $13,119            $14,405
6/03                  $14,562            $15,903
                      $15,027            $15,954
6/05                  $16,120            $17,039
                      $15,889            $16,902
6/07                  $16,690            $17,937

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 11/1/08 for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                             If         If
Period                      Held      Redeemed
10 Years                    5.87%       5.87%
5 Years                     5.57        5.57
1 Year                      5.65        5.65
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated November 1, 2006)
                            Gross        Net
                            0.58%       0.58%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                      Lehman Brothers
                      Pioneer            Aggregate
                     Bond Fund          Bond Index
6/97                  $10,000            $10,000
                      $11,004            $11,054
6/99                  $11,152            $11,402
                      $11,297            $11,922
6/01                  $12,506            $13,261
                      $13,495            $14,405
6/03                  $15,096            $15,903
                      $15,621            $15,954
6/05                  $16,881            $17,039
                      $16,750            $16,902
6/07                  $17,697            $17,937

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through 9/20/01. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on actual returns from January 1, 2007** through June 30, 2007***

Share Class                A           B           C       Investor        R           Y
--------------------------------------------------------------------------------------------
Beginning Account      $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Value On 1/1/07**

Ending Account Value   $1,017.00   $1,015.88   $1,017.74   $1,052.00   $1,016.75   $1,016.06
(after expenses)
On 6/30/07***

Expenses Paid          $    5.00   $    9.60   $    9.21   $    3.34   $    6.25   $    2.85
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.90%, 1.84%, 0.73%, 1.25%, and 0.57%, for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (163/365 for Investor Class) (to reflect the one-half year period).

**   7/1/06 for Investor Class shares

***  12/10/06 for Investor Class shares

Pioneer Bond Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2007** through June 30, 2007***

Share Class                A           B           C       Investor        R           Y
--------------------------------------------------------------------------------------------
Beginning Account      $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Value On 1/1/07**

Ending Account Value   $1,019.84   $1,015.27   $1,015.67   $1,019.07   $1,018.60   $1,021.97
(after expenses)
On 6/30/07***

Expenses Paid          $    5.01   $    9.59   $    9.20   $    3.29   $    6.26   $    2.86
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, 1.90%, 1.84%, 0.73%, 1.25%, and 0.57%, for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (163/365 for Investor Class) (to reflect the one-half year period).

**   7/1/16 for Investor Class shares

***  12/10/06 for Investor Class shares

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07
--------------------------------------------------------------------------------

                           S&P/
               Floating   Moody's
Shares         Rate (b)   Ratings                                                        Value
                                    PREFERRED STOCK - 0.4%
                                    Insurance - 0.4%
                                    Life & Health Insurance - 0.3%
153,800                             Delphi Financial Group, 7.376%, 5/15/37*      $  3,787,325
                                                                                  ------------
                                    TOTAL PREFERRED STOCK
                                    (Cost $3,845,000)                             $  3,787,325
                                                                                  ------------

Principal
 Amount
                                    ASSET BACKED SECURITIES - 3.8%
                                    Energy - 0.1%
                                    Oil & Gas Equipment & Services - 0.1%
$1,000,000    8.37    NR/NR         Sevan Marine ASA, Floating Rate Note,
                                      5/14/13 (144A)                              $  1,012,500
                                                                                  ------------
                                    Total Energy                                  $  1,012,500
                                                                                  ------------
                                    Transportation - 0.1%
                                    Airlines - 0.1%
 1,286,124            A+/A2         Southwest Airlines Co., 7.67%, 1/2/14         $  1,296,284
                                                                                  ------------
                                    Total Transportation                          $  1,296,284
                                                                                  ------------
                                    Consumer Services - 0.4%
                                    Restaurants - 0.4%
 3,620,000            BB/Ba3        Dunkin Brands Master Finance LLC, 8.28%,
                                      6/20/31 (144A)                              $  3,656,117
                                                                                  ------------
                                    Total Consumer Services                       $  3,656,117
                                                                                  ------------
                                    Food & Drug Retailing - 0.5%
                                    Food Retail - 0.5%
 4,870,000            BB/Aaa        Dominos Pizza Master Issuer LL,
                                      7.629%, 4/25/37                             $  4,764,623
                                                                                  ------------
                                    Total Food & Drug Retailing                   $  4,764,623
                                                                                  ------------
                                    Banks - 0.5%
                                    Thrifts & Mortgage Finance - 0.5%
 3,375,000            AAA/Aaa       GMAC Commercial Mortgage Securities, Inc.,
                                      4.864%, 12/10/41                            $  3,195,410
 1,465,131    6.32    A-/Baa1       Taganka Car Loan Finance Plc, Floating Rate
                                      Note, 11/14/13 (144A)                          1,465,131
                                                                                  ------------
                                                                                  $  4,660,541
                                                                                  ------------
                                    Total Banks                                   $  4,660,541
                                                                                  ------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07                                    (continued)
--------------------------------------------------------------------------------

                         S&P/
Principal    Floating   Moody's
 Amount      Rate (b)   Ratings                                                           Value
                                      Diversified Financials - 1.7%
                                      Diversified Financial Services - 1.7%
$ 2,734,835             BB-/Ba1       Caithness Coso Fund Corp., 6.263%,
                                        6/15/14 (144A)                             $  2,694,332
  9,885,000             AAA/Aaa       JP Morgan Chase Commercial Mortgage Sec
                                        Corp., 5.8755%, 4/15/45                       9,944,789
  1,420,200             BBB+/Baa2     PF Export Receivable Master Trust, 6.436%,
                                        6/1/15 (144A)                                 1,468,132
  2,273,301             BBB/Baa2      Power Receivables Finance, 6.29%,
                                        1/1/12 (144A)                                 2,297,080
                                                                                   ------------
                                                                                   $ 16,404,333
                                                                                   ------------
                                      Total Diversified Financials                 $ 16,404,333
                                                                                   ------------
                                      Utilities - 0.5%
                                      Electric Utilities - 0.5%
  1,564,506             BBB-/Baa3     FPL Energy America Wind LLC, 6.639%,
                                        6/20/23 (144A)                             $  1,589,554
    498,400             BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                                        6/27/17 (144A)                                  495,285
  2,732,091             BB/Ba2        Tenaska Alabama, 7.0%, 6/30/21 (144A)           2,795,552
                                                                                   ------------
                                                                                   $  4,880,391
                                                                                   ------------
                                      Total Utilities                              $  4,880,391
                                                                                   ------------
                                      TOTAL ASSET BACKED SECURITIES
                                      (Cost $37,202,472)                           $ 36,674,789
                                                                                   ------------
                                      COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
                                      Banks - 2.8%
                                      Thrifts & Mortgage Finance - 2.8%
  1,434,148             AAA/Aaa       Bank of America Commercial Mortgage, Inc.,
                                        4.877%, 7/10/42                            $  1,361,821
 10,000,000             AAA/Aaa       LB-UBS Commercial Mortgage, 5.372%,
                                        9/15/39                                       9,657,190
  7,770,000   5.74      AAA/Aaa       SASC 2007 BHC1 A1, Floating Rate Note,
                                        12/18/49                                      7,461,554
  2,640,000   5.75      AAA/NR        SASC 2007 BHC1 A2, Floating Rate Note,
                                        12/18/49                                      2,511,889
  1,825,000             NR/Ba1        SBA CMBS Trust, 6.709%, 11/15/36                1,804,219
  1,300,000             AA/Aa2        T SRA R 2006-1 B, 5.7467%, 10/15/36             1,274,051
  3,787,250             AAA/Aaa       Wachovia Bank Commercial Mortgage Trust,
                                        4.803%, 10/15/41                              3,572,289
                                                                                   ------------
                                                                                   $ 27,643,013
                                                                                   ------------
                                      Total Banks                                  $ 27,643,013
                                                                                   ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
Principal    Floating   Moody's
 Amount      Rate (b)   Ratings                                                           Value
                                      Diversified Financials - 0.4%
                                      Diversified Financial Services - 0.3%
$1,150,000              NR/Ba1        Global Signal, 7.036%, 2/15/36 (144A)        $  1,147,230
 1,926,861    5.68      AAA/Aaa       RALI 2005-QA10 A41, Floating Rate Note,
                                        5.7412%, 9/25/35                              1,909,867
   575,000              NR/Ba2        Tower 2004-2A F, 6.376%, 12/15/14                 565,096
                                                                                   ------------
                                                                                   $  3,622,193
                                                                                   ------------
                                      Total Diversified Financials                 $  3,622,193
                                                                                   ------------
                                      Government - 0.5%
   160,962              AAA/Aaa       Federal Home Loan Bank, 6.0%, 4/15/32        $    162,575
 4,901,008              AAA/Aaa       Federal National Mortgage Association,
                                        6.1%, 9/15/18                                 4,899,746
                                                                                   ------------
                                                                                   $  5,062,321
                                                                                   ------------
                                      Total Government                             $  5,062,321
                                                                                   ------------
                                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                      (Cost $37,435,582)                           $ 36,327,527
                                                                                   ------------
                                      CORPORATE BONDS - 17.7%
                                      Energy - 0.7%
                                      Integrated Oil & Gas - 0.2%
    45,000              BBB/Baa2      Petro-Canada, 4.0%, 7/15/13                  $     40,789
 2,000,000              A-/A1         Phillips Pete Co., 6.375%, 3/30/09              2,037,172
    25,000              BBB+/Baa1     USX Corp., 6.85%, 3/1/08                           25,215
                                                                                   ------------
                                                                                   $  2,103,176
                                                                                   ------------
                                      Oil & Gas Equipment & Services - 0.0%
   875,000              B+/B1         Holly Energy Partners LP, 6.25%, 3/1/15      $    818,125
                                                                                   ------------
                                      Oil & Gas Exploration & Production - 0.4%
    75,000              BBB/Baa1      Pemex Project Funding Master,
                                        9.125%, 10/13/10                           $     82,500
 1,557,600              A/Aa3         Ras Laffan Liq Natural Gas, 3.437%,
                                        9/15/09 (144A)                                1,519,657
 1,605,000              A/Aa3         Ras Laffan LNG, 3 5.832%,
                                        9/30/16 (144A)                                1,577,892
   650,000              BB+/Ba2       Southern Star Central Corp., 6.75%, 3/1/16        640,250
                                                                                   ------------
                                                                                   $  3,820,299
                                                                                   ------------
                                      Oil & Gas Refining & Marketing - 0.0%
   320,000              BBB/Baa2      Boardwalk Pipelines LLC, 5.5%, 2/1/17        $    304,880
                                                                                   ------------
                                      Total Energy                                 $  7,046,480
                                                                                   ------------

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07                                    (continued)
--------------------------------------------------------------------------------

                         S&P/
Principal    Floating   Moody's
 Amount      Rate (b)   Ratings                                                           Value
                                      Materials - 0.7%
                                      Aluminum - 0.2%
$1,700,000              B/B3          Novelis Inc., 7.25%, 2/15/15                 $  1,744,625
                                                                                   ------------
                                      Commodity Chemicals - 0.2%
 1,500,000              B+/Ba3        Nova Chemicals, Ltd., 6.5%, 1/15/12          $  1,402,500
                                                                                   ------------
                                      Construction Materials - 0.2%
 2,000,000              A-/A1         Vulcan Materials Co., 6.0%, 4/1/09           $  2,021,628
                                                                                   ------------
                                      Fertilizers & Agricultural Chemicals - 0.0%
    45,000              BBB+/Baa1     Potash Corp. Saskatchewan, 4.875%,
                                        3/1/13                                     $     42,671
                                                                                   ------------
                                      Paper Products - 0.1%
 1,300,000              B/B3          Bowater Canada Finance, 7.95%, 11/15/11      $  1,223,625
                                                                                   ------------
                                      Total Materials                              $  6,435,049
                                                                                   ------------
                                      Capital Goods - 1.7%
                                      Aerospace & Defense - 0.0%
    40,000              A+/A2         Boeing Co., 5.125%, 2/15/13                  $     39,381
                                                                                   ------------
                                      Construction & Farm Machinery & Heavy Trucks - 0.7%
 1,000,000              A/A2          Caterpillar, Inc., 6.55%, 5/1/11             $  1,036,104
 5,000,000              A/A2          Deere & Co., 7.0%, 3/15/12                      5,286,450
                                                                                   ------------
                                                                                   $  6,322,554
                                                                                   ------------
                                      Electrical Component & Equipment - 0.1%
 1,435,429              NR/WD         Orcal Geothermal, 6.21%, 12/30/20 (144A)     $  1,408,471
                                                                                   ------------
                                      Industrial Conglomerates - 0.7%
 7,000,000              AAA/Aaa       GE Electric Co., 5.0%, 2/1/13                $  6,786,766
                                                                                   ------------
                                      Trading Companies & Distributors - 0.2%
 2,350,000              BBB-/Baa3     Glencore Funding LLC, 6.0%,
                                        4/15/14 (144A)                             $  2,306,344
                                                                                   ------------
                                      Total Capital Goods                          $ 16,863,516
                                                                                   ------------
                                      Consumer Durables & Apparel - 0.4%
                                      Homebuilding - 0.4%
 1,230,000              BBB-/BBB-     C10 Capital SPV, Ltd., Floating Rate Note,
                                        12/31/49                                   $  1,196,630
 2,260,000    6.64      BBB-/NR       C8 Capital SPV, Ltd., Floating Rate Note,
                                        12/31/49                                      2,219,591
                                                                                   ------------
                                                                                   $  3,416,221
                                                                                   ------------
                                      Total Consumer Durables & Apparel            $  3,416,221
                                                                                   ------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
Principal    Floating   Moody's
 Amount      Rate (b)   Ratings                                                           Value
                                      Consumer Services - 0.5%
                                      Casinos & Gaming - 0.2%
$2,030,000              B/Ba3         Station Casinos, Inc., 6.625%, 3/15/18       $  1,745,800
                                                                                   ------------
                                      Education Services - 0.3%
 2,800,000              AAA/Aaa       President & Fellows of Harvard, 6.3%,
                                        10/1/37                                    $  2,837,688
                                                                                   ------------
                                      Total Consumer Services                      $  4,583,488
                                                                                   ------------
                                      Media - 0.5%
                                      Broadcasting & Cable TV - 0.0%
   135,000              BBB+/Baa2     Comcast Corp., 5.3%, 1/15/14                 $    130,131
                                                                                   ------------
                                      Media - 0.5%
 5,000,000              BBB+/Baa2     Comcast Cable Corp., 6.75%, 1/30/11          $  5,175,280
                                                                                   ------------
                                      Total Media                                  $  5,305,411
                                                                                   ------------
                                      Retailing - 0.1%
                                      Department Stores - 0.1%
 1,000,000              BBB/Baa2      May Department Store Co., 7.9%, 10/15/07     $  1,004,721
    25,000              A/Baa1        Nordstrom, Inc., 5.625%, 1/15/09                   25,053
                                                                                   ------------
                                                                                   $  1,029,774
                                                                                   ------------
                                      Total Retailing                              $  1,029,774
                                                                                   ------------
                                      Food, Beverage & Tobacco - 0.6%
                                      Brewers - 0.0%
    55,000              BBB+/Baa1     Miller Brewing Co., 5.5%, 8/15/13 (144A)     $     54,080
                                                                                   ------------
                                      Packaged Foods & Meats - 0.6%
 5,055,000              A+/A1         Unilever Capital Corp., 7.125%, 11/1/10      $  5,298,757
                                                                                   ------------
                                      Soft Drinks - 0.0%
    55,000              A/A3          Bottling Group LLC, 5.0%, 11/15/13           $     53,071
                                                                                   ------------
                                      Total Food, Beverage & Tobacco               $  5,405,908
                                                                                   ------------
                                      Household & Personal Products - 0.2%
                                      Household Products - 0.2%
 1,700,000              AA-/Aa3       Kimberly Clark Corp., 7.1%, 8/1/07           $  1,701,977
                                                                                   ------------
                                      Total Household & Personal Products          $  1,701,977
                                                                                   ------------
                                      Banks - 1.1%
                                      Diversified Banks - 0.6%
 1,100,000              AA-/Aa2       Nationsbank Corp., 7.75%, 8/15/15            $  1,230,027
 1,000,000              BB+/Baa2      TNK-BP Finance SA, 6.625%,
                                        3/20/17 (144A)                                  968,800
 1,880,000              BB+/Baa2      TNK-BP Finance SA, 7.5%, 7/18/16 (144A)         1,938,280
 2,000,000              AA+/Aa1       U.S. Bank, 3.75%, 2/6/09                        1,953,428
                                                                                   ------------
                                                                                   $  6,090,535
                                                                                   ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07                                    (continued)
--------------------------------------------------------------------------------

                         S&P/
Principal    Floating   Moody's
 Amount      Rate (b)   Ratings                                                           Value
                                      Regional Banks - 0.5%
$4,500,000              A+/Aa3        Branch Banking & Trust Co., 4.875%,
                                        1/15/13                                    $  4,327,214
                                                                                   ------------
                                      Total Banks                                  $ 10,417,749
                                                                                   ------------
                                      Diversified Financials - 2.5%
                                      Asset Management & Custody Banks - 1.6%
 2,000,000              A/Aa3         Bank of New York, 4.95%, 3/15/15             $  1,900,236
 2,000,000              A/Aa3         Mellon Financial Co., 6.4%, 5/14/11             2,059,030
 6,000,000              A+/A1         Northern Trust Co., 7.1%, 8/1/09                6,190,962
 5,000,000              A+/A1         State Street Corp., 7.65%, 6/15/10              5,294,000
                                                                                   ------------
                                                                                   $ 15,444,228
                                                                                   ------------
                                      Consumer Finance - 0.6%
 2,055,000              B/B1          Ford Motor Credit Co., 5.7%, 1/15/10         $  1,963,244
 2,500,000    5.33      A/A2          SLM Corp., Floating Rate Note, 4/18/08          2,485,003
 2,340,000    4.04      BBB+/A2       SLM Corp., Floating Rate Note, 7/25/14          1,860,300
                                                                                   ------------
                                                                                   $  6,308,547
                                                                                   ------------
                                      Diversified Financial Services - 0.1%
 1,000,000              AA-/Aa1       Bank One Texas National, 6.25%, 2/15/08      $  1,003,921
                                                                                   ------------
                                      Specialized Finance - 0.1%
 1,245,000              BB/Ba2        NSG Holdings LLC, 7.75%, 12/15/25 144A       $  1,257,450
                                                                                   ------------
                                      Total Diversified Financials                 $ 24,014,146
                                                                                   ------------
                                      Insurance - 4.5%
                                      Life & Health Insurance - 1.3%
 1,000,000              A/A2          Metlife, 6.125%, 12/1/11                     $  1,021,224
 2,830,000              B/B2          Presidential Life Corp., 7.875%, 2/15/09        2,830,000
 3,500,000              AA/Aa3        Protective Life, 4.0%, 10/7/09                  3,395,060
 6,000,000              AA/A1         Prudential Funding LLC, 6.6%, 5/15/08           6,051,084
                                                                                   ------------
                                                                                   $ 13,297,368
                                                                                   ------------
                                      Multi-Line Insurance - 1.5%
 5,000,000              AA+/Aa2       Asif Global Financial XVIII, 3.85%,
                                        11/26/07 (144A)                            $  4,970,430
 4,450,000              BB+/Ba1       Hanover Insurance Group,
                                        7.625%, 10/15/25                              4,624,614
 3,280,000              BB+/Baa3      Liberty Mutual Group, 7.0%,
                                        3/15/37 (144A)                                3,149,669
 1,950,000              A/A3          Loew Corp., 5.25%, 3/15/16                      1,868,408
                                                                                   ------------
                                                                                   $ 14,613,121
                                                                                   ------------

22  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
Principal    Floating   Moody's
 Amount      Rate (b)   Ratings                                                           Value
                                      Property & Casualty Insurance - 1.0%
$3,000,000              AAA/Aaa       Berkshire Hathway, Inc., 3.375%, 10/15/08    $  2,927,409
 1,000,000              A/A2          Chubb Corp., 6.0%, 11/15/11                     1,015,227
 3,385,000              BBB-/NR       Kingsway America, Inc., 7.5%, 2/1/14            3,435,555
 2,585,000              BBB-/Baa3     Ohio Casualty Corp., 7.3%, 6/15/14              2,748,181
                                                                                   ------------
                                                                                   $ 10,126,372
                                                                                   ------------
                                      Reinsurance - 0.6%
 5,700,000              BBB/NA        Platinum Underwriters HD, 7.5%, 6/1/17       $  5,867,831
                                                                                   ------------
                                      Total Insurance                              $ 43,904,692
                                                                                   ------------
                                      Real Estate - 1.7%
                                      Real Estate Management & Development - 0.8%
 7,200,000              BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15      $  7,254,000
                                                                                   ------------
                                      Real Estate Investment Trusts - 0.9%
 1,100,000              BBB-/Baa3     Colonial Reality LP, 6.15%, 4/15/13          $  1,112,653
 3,575,000              BBB-/Baa2     Health Care REIT, Inc., 6.2%, 6/1/16            3,541,788
   860,000              BBB-/Baa2     Health Care, Inc., 6.0%, 11/15/13                 852,695
   935,000              BBB-/Baa2     Health Care, Inc., 8.0%, 9/12/12                1,014,643
 1,815,000              AAA/Aaa       Trustreet Properties, Inc., 7.5%, 4/1/15        1,953,198
   565,000              BB+/Ba2       Ventas Realty Capital Corp., 7.125%,
                                        6/1/15 (144A)                                   569,238
                                                                                   ------------
                                                                                   $  9,044,215
                                                                                   ------------
                                      Total Real Estate                            $ 16,298,215
                                                                                   ------------
                                      Technology Hardware & Equipment - 0.9%
                                      Computer Hardware - 0.7%
 5,000,000              A+/A1         International Business Machines,
                                        5.375%, 2/1/09                             $  5,007,290
 2,000,000              BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                      2,043,106
                                                                                   ------------
                                                                                   $  7,050,396
                                                                                   ------------
                                      Technology Distributors - 0.2%
 1,745,000              BB+/Ba1       Anixter International Corp., 5.95%, 3/1/15   $  1,631,575
                                                                                   ------------
                                      Total Technology Hardware & Equipment        $  8,681,971
                                                                                   ------------
                                      Telecommunication Services - 0.2%
                                      Integrated Telecommunication Services - 0.2%
 1,500,000              A/A3          GTE California, Inc., 6.7%, 9/1/09           $  1,534,448
                                                                                   ------------
                                      Total Telecommunication Services             $  1,534,448
                                                                                   ------------

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07                                    (continued)
--------------------------------------------------------------------------------

                         S&P/
Principal    Floating   Moody's
 Amount      Rate (b)   Ratings                                                           Value
                                      Utilities - 1.6%
                                      Electric Utilities - 0.9%
$ 1,700,000             A/A2          Alabama Power Co., 7.125%, 10/1/07           $  1,705,817
    687,000             BBB-/Baa3     Crocket Cogeneration, 5.869%,
                                        3/30/25 (144A)                                  659,925
  2,050,000             BBB+/Baa3     Entergy Gulf States, 5.7%, 6/1/15               1,964,538
  3,000,000             A/A2          Georgia Power Co., 4.0%, 1/15/11                2,857,425
  1,555,000             BBB-/Baa3     Kiowa Power Partners LLC, 5.737%,
                                        3/30/21 (144A)                                1,492,924
                                                                                   ------------
                                                                                   $  8,680,629
                                                                                   ------------
                                      Gas Utilities - 0.1%
  1,720,000   7.20      BB/Ba1        Southern Union Co., 7.2%, 11/1/66            $  1,722,270
                                                                                   ------------
                                      Indep Power Producer & Energy Traders - 0.5%
  5,000,000             A-/A3         Duke Energy Corp., 6.25%, 1/15/12            $  5,132,305
                                                                                   ------------
                                      Total Utilities                              $ 15,535,204
                                                                                   ------------
                                      TOTAL CORPORATE BONDS
                                      (Cost $173,254,872)                          $172,174,249
                                                                                   ------------
                                      U.S. GOVERNMENT AGENCY OBLIGATIONS - 71.3%
     65,000             AAA/Aaa       Federal Home Loan Mortgage Corp.,
                                        3.875%, 6/14/13                                  60,147
 58,201,775             AAA/Aaa       Federal Home Loan Mortgage Corp., 4.5%,
                                        11/1/18 - 9/1/35                             54,246,152
 27,140,474             AAA/Aaa       Federal Home Loan Mortgage Corp., 5.0%,
                                        10/1/20 - 11/1/35                            25,704,228
 14,835,317             AAA/Aaa       Federal Home Loan Mortgage Corp., 5.5%,
                                        12/1/18 - 11/1/35                            14,386,615
 16,821,543             NR/NR         Federal Home Loan Mortgage Corp., 6.0%
                                        5/1/17 - 6/1/35                              16,733,756
  2,454,861             AAA/Aaa       Federal Home Loan Mortgage Corp., 6.5%,
                                        3/1/13 - 10/1/33                              2,493,973
      9,832             NR/NR         Federal Home Loan Mortgage Corp., 7.0%,
                                        12/1/30                                          10,165
      1,134             AAA/Aaa       Federal Home Loan Mortgage Corp., 8.0%,
                                        4/1/08                                            1,140
  4,300,120             NR/NR         Federal National Mortgage Association,
                                        4.0%, 8/1/18                                  4,002,020
 24,205,307             AAA/Aaa       Federal National Mortgage Association,
                                        4.5%, 4/1/19 - 10/1/35                       22,734,075
    176,380             AAA/Aaa       Federal National Mortgage Association,
                                        4.78%, 12/1/12                                  170,794

24  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
Principal    Floating   Moody's
 Amount      Rate (b)   Ratings                                                           Value
                                      U.S. GOVERNMENT AGENCY OBLIGATIONS - (continued)
$ 16,678,920            AAA/Aaa       Federal National Mortgage Association,
                                        5.0%, 12/1/17 - 2/1/36                     $ 16,067,183
     140,000            AAA/Aaa       Federal National Mortgage Association,
                                        5.24%, 8/7/18                                   135,168
   4,545,659            AAA/Aaa       Federal National Mortgage Association,
                                        5.429%, 12/1/36                               4,545,647
   9,618,374            AAA/Aaa       Federal National Mortgage Association,
                                        5.448%, 8/1/36                                9,594,506
  81,095,709            AAA/Aaa       Federal National Mortgage Association,
                                        5.5%, 9/1/17 - 5/1/37                        78,493,688
   5,147,095            AAA/Aaa       Federal National Mortgage Association,
                                        5.536%, 8/1/36                                5,166,477
  23,250,666            AAA/Aaa       Federal National Mortgage Association,
                                        6.0%, 6/1/16 - 10/1/35                       23,082,008
   9,738,010            NR/NR         Federal National Mortgage Association,
                                        6.5%, 7/1/29 - 7/1/36                         9,844,082
     466,753            NR/NR         Federal National Mortgage Association,
                                        7.0%, 10/25/07 - 1/1/32                         483,657
      10,608            NR/NR         Federal National Mortgage Association,
                                        7.5%, 8/1/20 - 4/1/30                            11,097
      63,416            AAA/Aaa       Federal National Mortgage Association,
                                        8.0%, 4/1/20 - 5/1/31                            67,034
      17,045            NR/NR         Federal National Mortgage Association,
                                        10.3%, 4/25/19                                   18,500
  16,719,438            AAA/Aaa       Government National Mortgage Association,
                                        4.5%, 7/15/33 - 10/15/35                     15,357,860
   3,722,616            AAA/Aaa       Government National Mortgage Association,
                                        5.0%, 7/15/19 - 4/15/35                       3,544,019
 103,251,418            AAA/Aaa       Government National Mortgage Association,
                                        5.5%, 12/15/18 - 3/15/37                    100,154,733
  33,436,891            AAA/Aaa       Government National Mortgage Association,
                                        6.0%, 4/15/14 - 2/15/37                      33,298,874
  19,818,551            AAA/Aaa       Government National Mortgage Association,
                                        6.5%, 8/15/11 - 7/15/35                      20,214,390
   1,868,692            NR/NR         Government National Mortgage Association,
                                        7.0%, 9/15/11 - 5/15/32                       1,946,196
     241,400            NR/NR         Government National Mortgage Association,
                                        7.5%, 8/15/11 - 12/15/31                        252,072
      13,436            NR/NR         Government National Mortgage Association,
                                        7.75%, 11/15/29 - 2/15/30                        14,149

  The accompanying notes are an integral part of these financial statements.  25

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07                                    (continued)
--------------------------------------------------------------------------------

                         S&P/
Principal    Floating   Moody's
 Amount      Rate (b)   Ratings                                                           Value
                                      U.S. GOVERNMENT AGENCY OBLIGATIONS - (continued)
$    27,975             AAA/Aaa       Government National Mortgage Association,
                                        8.0%, 5/15/10                              $     28,925
      3,952             NR/NR         Government National Mortgage Association,
                                        9.5%, 5/15/20                                     4,311
      4,001             NR/NR         Government National Mortgage Association,
                                        10.0%, 1/15/06 - 1/15/18                          4,410
    437,874             NR/NR         Government National Mortgage Association,
                                        I, 6.0%, 2/15/29                                437,203
     77,860             NR/NR         Government National Mortgage Association,
                                        I, 7.0%, 12/15/30 - 3/15/31                      81,145
     18,821             NR/NR         Government National Mortgage Association,
                                        I, 7.5%, 10/15/29                                19,717
  2,753,071             AAA/Aaa       Government National Mortgage Association
                                        II, 4.5%, 12/20/34 - 1/20/35                  2,515,558
  2,731,667             AAA/Aaa       Government National Mortgage Association
                                        II, 5.5%, 10/20/19 - 11/20/34                 2,661,977
  5,461,971             AAA/Aaa       Government National Mortgage Association
                                        II, 6.0%, 11/20/33                            5,444,451
    146,696             NR/NR         Government National Mortgage Association
                                        II, 6.5%, 2/20/29 - 4/20/29                     149,965
    466,733             AAA/Aaa       Government National Mortgage Association
                                        II, 7.0%, 11/20/28 - 12/20/30                   670,591
  9,000,000             AAA/AAA       U.S. Treasury Bonds, 3.625% 5/15/13             8,414,298
  4,600,000             AAA/Aaa       U.S. Treasury Bonds, 4.0%, 2/15/14              4,354,549
 41,200,000             AAA/Aaa       U.S. Treasury Bonds, 4.25%, 11/15/13           39,664,641
    400,000             AAA/Aaa       U.S. Treasury Bonds, 4.5%, 5/15/17                383,500
  1,892,000             AAA/Aaa       U.S. Treasury Bonds, 4.5%, 11/30/11             1,859,776
  9,990,000             AAA/Aaa       U.S. Treasury Bonds, 5.125%, 5/15/16           10,046,194
 23,000,000             AAA/Aaa       U.S. Treasury Bonds, 6.25%, 8/15/23            25,538,993
 28,216,547             AAA/Aaa       U.S. Treasury Inflation Protected Security,
                                        1.875%, 7/15/15                              26,664,637
  3,355,050             AAA/Aaa       U.S. Treasury Inflation Protected Security,
                                        2.0%, 1/15/14                                 3,224,257
 23,420,219             AAA/Aaa       U.S. Treasury Inflation Protected Security,
                                        2.0%, 1/15/16                                22,236,398
     72,876             AAA/Aaa       U.S. Treasury Inflation Protected Security,
                                        2.375%, 4/15/11                                  72,079
    114,929             AAA/Aaa       U.S. Treasury Inflation Protected Security,
                                        3.0%, 7/15/12                                   117,156
    116,375             AAA/Aaa       U.S. Treasury Inflation Protected Security,
                                        3.375%, 1/15/12                                 120,121

26  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
Principal    Floating   Moody's
 Amount      Rate (b)   Ratings                                                           Value
                                      U.S. GOVERNMENT AGENCY OBLIGATIONS - (continued)
$ 6,000,000             AAA/Aaa       U.S. Treasury Notes, 3.625%, 1/15/10         $  5,820,000
 11,000,000             AAA/Aaa       U.S. Treasury Notes, 3.625%, 6/15/10           10,622,733
 34,000,000             AAA/Aaa       U.S. Treasury Notes, 4.0%, 11/15/12            32,594,848
    810,000             AAA/Aaa       U.S. Treasury Notes, 4.25%, 11/15/14              772,854
  4,600,000             AAA/Aaa       U.S. Treasury Notes, 4.5%, 2/15/36              4,165,157
  5,000,000             AAA/Aaa       U.S. Treasury Notes, 4.5%, 11/15/15             4,822,655
  7,800,000             AAA/Aaa       U.S. Treasury Notes, 7.5%, 11/15/16             9,198,517
  5,257,000             AAA/Aaa       U.S. Treasury Strip, 0.0%, 11/15/13             3,842,977
  4,550,000             AAA/Aaa       U.S. Treasury Strip, 0.0%, 2/15/11              3,829,517
                                                                                   ------------
                                                                                   $693,218,515
                                                                                   ------------
                                      TOTAL U.S. GOVERNMENT AGENCY
                                      OBLIGATIONS
                                      (Cost $706,312,797)                          $693,218,515
                                                                                   ------------
                                      MUNICIPAL BONDS - 0.0%
                                      Government - 0.0%
                                      Municipal Tobacco - 0.0%
    450,000             AAA/NR        Tobacco Settlement Authority Iowa,
                                        6.79%, 6/1/10                              $    457,290
                                                                                   ------------
                                      TOTAL MUNICIPAL BONDS
                                      (Cost $450,000)                              $    457,290
                                                                                   ------------
                                      SENIOR SECURED FLOATING RATE LOAN
                                      INTERESTS - 0.6%*
                                      Materials - 0.1%
                                      Diversified Metals & Mining - 0.1%
    754,133             BBB/NA        Freeport-McMoran Copper & Gold, Tranche B
                                        Term Loan, 9.0%, 3/19/14                   $    755,438
                                                                                   ------------
                                      Total Materials                              $    755,438
                                                                                   ------------
                                      Consumer Services - 0.1%
                                      Casinos & Gaming - 0.1%
    284,211   6.88      NR/NR         Seminole Tribe of Florida, Term B-2 Delay
                                        Draw, 6.875%, 2/20/14                      $    284,299
     84,211   3.81      NR/NR         Seminole Tribe of Florida, Term B-1 Delay
                                        Draw, 6.875%, 3/5/14                             84,237
    281,579   6.88      NR/NR         Seminole Tribe of Florida, Term B-3 Delay
                                        Draw, 6.875%, 3/5/14                            281,667
                                                                                   ------------
                                                                                   $    650,203
                                                                                   ------------
                                      Total Consumer Services                      $    650,203
                                                                                   ------------

  The accompanying notes are an integral part of these financial statements.  27

Pioneer Bond Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07                                    (continued)
--------------------------------------------------------------------------------

                         S&P/
Principal    Floating   Moody's
 Amount      Rate (b)   Ratings                                                           Value
                                      Health Care Equipment & Services - 0.5%
                                      Health Care Facilities - 0.2%
$   208,621   5.25      B+/Ba2        Sun Health Care, Delayed Draw Term,
                                        4.93091% 1/15/08                           $    209,229
    265,517   5.25      B+/Ba2        Sun Health Care, Synthetic LC, 5.26%
                                        4/12/14                                         266,293
  1,175,862   7.36      B+/Ba2        Sun Health Care, Term Loan, 7.355%
                                        4/12/14                                       1,179,291
                                                                                   ------------
                                                                                   $  1,654,813
                                                                                   ------------
                                      Managed Health Care - 0.3%
  2,892,750   7.61      BB+/Ba2       HCA, Inc., Tranche B Term Loan, 7.61%
                                        11/7/13                                    $  2,908,852
                                                                                   ------------
                                      Total Health Care Equipment & Services       $  4,563,665
                                                                                   ------------
                                      TOTAL SENIOR SECURED FLOATING RATE
                                      LOAN INTERESTS
                                      (Cost $5,947,196)                            $  5,969,306
                                                                                   ------------
                                      TEMPORARY CASH INVESTMENT - 1.9%
                                      Repurchase Agreement - 1.9%
 18,200,000             NR/NR         Lehman Brothers, Inc., 4.00%, dated
                                      6/29/07, repurchase price of $18,200,000
                                      plus accrued interest on 7/2/06,
                                      collateralized by $18,119,090 U.S. Treasury
                                      Bill, 3.625%, 1/15/08                        $ 18,200,000
                                                                                   ------------
                                      TOTAL TEMPORARY CASH INVESTMENT
                                      (Cost $18,200,000)                           $ 18,200,000
                                                                                   ------------
                                      TOTAL INVESTMENT IN SECURITIES - 99.5%
                                      (Cost $982,647,919) (a)                      $966,809,001
                                                                                   ------------
                                      OTHER ASSETS AND LIABILITIES - 0.5%          $  5,116,983
                                                                                   ------------
                                      TOTAL NET ASSETS - 100.0%                    $971,925,984
                                                                                   ============

* Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2007, the value of these securities amounted to $40,441,073 or 4.2% of total net assets.

28  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a) At June 30, 2007, the net unrealized loss on investments based on cost for federal income tax purposes of $981,436,246 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $  5,551,661
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (20,178,906)
                                                                               ------------
      Net unrealized loss                                                      $(14,627,245)
                                                                               ============

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.


Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2007, were as follows:

                                       Purchases           Sales
     Long-term U.S. Government      $291,787,303      $183,759,343
     Other Long-term Securities     $113,099,531      $ 92,850,556

  The accompanying notes are an integral part of these financial statements.  29

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (cost $982,647,919)                    $ 966,809,001
  Receivables -
    Fund shares sold                                                  1,646,999
    Interest                                                          7,424,167
  Other                                                                  49,607
                                                                  -------------
     Total assets                                                 $ 975,929,774
                                                                  -------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $      84,211
    Fund shares repurchased                                           1,098,419
    Dividends                                                         1,974,427
  Due to bank                                                           505,752
  Due to affiliates                                                     214,816
  Accrued expenses                                                      126,165
                                                                  -------------
     Total liabilities                                            $   4,003,790
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 991,005,809
  Undistributed net investment income                                   587,830
  Accumulated net realized loss on investments                       (3,828,737)
  Net unrealized loss on investments                                (15,838,918)
                                                                  -------------
     Total net assets                                             $ 971,925,984
                                                                  -------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $284,591,575/31,787,758 shares)               $        8.95
                                                                  =============
  Class B (based on $36,365,959/4,084,428 shares)                 $        8.90
                                                                  =============
  Class C (based on $30,934,470/3,487,324 shares)                 $        8.87
                                                                  =============
  Class R (based on $6,511,339/719,707 shares)                    $        9.05
                                                                  =============
  Class Y (based on $613,522,641/69,098,873 shares)               $        8.88
                                                                  =============
MAXIMUM OFFERING PRICE:
  Class A ($8.95 [divided by] 95.5%)                              $        9.37
                                                                  =============

30  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 6/30/07


INVESTMENT INCOME:
  Interest                                                 $49,527,377
  Income from securities loaned, net                             1,643
                                                           -----------
     Total investment income                                                 $49,529,020
                                                                             -----------
EXPENSES:
  Management fees                                          $ 4,530,860
  Transfer agent fees and expenses
    Class A                                                    512,066
    Class B                                                    197,373
    Class C                                                     96,925
    Investor Class                                               8,517
    Class R                                                     18,402
    Class Y                                                    109,927
  Distribution fees
    Class A                                                    627,156
    Class B                                                    429,817
    Class C                                                    331,310
    Class R                                                     23,611
  Administrative reimbursements                                217,328
  Custodian fees                                                35,225
  Registration fees                                             92,610
  Professional fees                                             74,219
  Printing expense                                              49,682
  Fees and expenses of nonaffiliated trustees                   13,248
  Miscellaneous                                                  6,823
                                                           -----------
     Total expenses                                                          $ 7,375,099
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                         (57,371)
     Less fees paid indirectly                                                   (30,147)
                                                                             -----------
     Net expenses                                                            $ 7,287,581
                                                                             -----------
       Net investment income                                                 $42,241,439
                                                                             -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                           $ 1,460,971
                                                                             -----------
  Change in net unrealized gain on investments                               $ 1,322,647
                                                                             -----------
    Net gain on investments                                                  $ 2,783,618
                                                                             -----------
    Net increase in net assets resulting from operations                     $45,025,057
                                                                             ===========

  The accompanying notes are an integral part of these financial statements.  31

Pioneer Bond Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 6/30/07 and 6/30/06, respectively

                                                          Year Ended      Year Ended
                                                           6/30/07          6/30/06
FROM OPERATIONS:
Net investment income                                   $  42,241,439    $  29,202,535
Net realized gain on investments                            1,460,971        1,169,174
Change in net unrealized gain (loss) on investments         1,322,647      (38,038,794)
                                                        -------------    -------------
    Net increase (decrease) in net assets resulting
     from operations                                    $  45,025,057    $  (7,667,085)
                                                        -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.41 and $0.39 per share, respectively)   $ (11,363,122)   $  (8,907,383)
    Class B ($0.33 and $0.31 per share, respectively)      (1,553,503)      (1,880,932)
    Class C ($0.33 and $0.32 per share, respectively)      (1,201,170)      (1,376,068)
    Investor Class ($0.19 and $0.42 per share,
     respectively)                                            (72,030)        (181,120)
    Class R ($0.39 and $0.38 per share, respectively)        (202,353)         (91,235)
    Class Y ($0.45 and $0.43 per share, respectively)     (28,313,263)     (19,988,313)
                                                        -------------    -------------
     Total distributions to shareowners                 $ (42,705,441)   $ (32,425,051)
                                                        -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 429,574,722    $ 261,100,711
Shares issued in reorganization                                     -      582,614,812
Reinvestment of distributions                              21,415,753       15,956,166
Cost of shares repurchased                               (303,316,078)    (297,471,664)
                                                        -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                            $ 147,674,397    $ 562,200,025
                                                        -------------    -------------
    Net increase in net assets                          $ 149,994,013    $ 522,107,889
NET ASSETS:
Beginning of year                                         821,931,971      299,824,082
                                                        -------------    -------------
End of year                                             $ 971,925,984    $ 821,931,971
                                                        =============    =============
Undistributed net investment income                     $     587,830    $   1,208,440
                                                        =============    =============

32  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     '07 Shares       '07 Amount       '06 Shares      '06 Amount
CLASS A
Shares sold                          16,132,212    $  146,930,411       7,982,595    $   72,834,785
Shares issued in reorganization               -                 -       4,818,649        44,668,880
Shares converted from
  Investor Class                        375,248         3,433,518               -                 -
Reinvestment of distributions           894,417         8,121,961         821,518         7,480,071
Less shares repurchased              (9,059,043)      (82,209,356)     (8,698,451)      (79,149,510)
                                     ----------    --------------      ----------    --------------
    Net increase                      8,342,834    $   76,276,534       4,924,311    $   45,834,226
                                     ==========    ==============      ==========    ==============
CLASS B
Shares sold                             863,687    $    7,808,081       2,005,535    $   18,264,422
Shares issued in reorganization               -                 -         615,934         5,678,911
Reinvestment of distributions           129,753         1,172,183         154,981         1,406,793
Less shares repurchased              (2,508,585)      (22,644,268)     (3,250,901)      (29,489,973)
                                     ----------    --------------      ----------    --------------
    Net decrease                     (1,515,145)   $  (13,664,004)       (474,451)   $   (4,139,847)
                                     ==========    ==============      ==========    ==============
CLASS C
Shares sold                           1,354,455    $   12,182,040       1,905,832    $   17,283,129
Reinvestment of distributions            91,789           825,700         115,414         1,044,467
Less shares repurchased              (2,037,903)      (18,339,377)     (2,463,706)      (22,284,483)
                                     ----------    --------------      ----------    --------------
    Net decrease                       (591,659)   $   (5,331,637)       (442,460)   $   (3,956,887)
                                     ==========    ==============      ==========    ==============
INVESTOR CLASS
Shares sold                                  10    $          264               -    $            -
Reinvestment of distributions             6,731            61,143          17,950           163,852
Shares converted to Class A            (374,939)       (3,433,518)              -                 -
Less shares repurchased                 (21,047)         (190,426)       (106,887)         (976,139)
                                     ----------    --------------      ----------    --------------
    Net decrease                       (389,245)   $   (3,562,537)        (88,937)   $     (812,287)
                                     ==========    ==============      ==========    ==============
CLASS R
Shares sold                             557,384    $    5,118,772         288,594    $    2,667,309
Reinvestment of distributions            16,184           148,483           5,418            49,620
Less shares repurchased                (192,209)       (1,763,445)        (88,228)         (812,829)
                                     ----------    --------------      ----------    --------------
    Net increase                        381,359    $    3,503,810         205,784    $    1,904,100
                                     ==========    ==============      ==========    ==============
CLASS Y
Shares sold                          28,228,870    $  254,101,636      16,586,060    $  150,051,066
Shares issued in reorganization               -                 -      57,855,111       532,267,021
Reinvestment of distributions         1,229,993        11,086,283         645,641         5,811,363
Less shares repurchased             (19,424,424)     (174,735,688)    (18,275,250)     (164,758,730)
                                    -----------    --------------     -----------    --------------
    Net increase                     10,034,439    $   90,452,231      56,811,562    $  523,370,720
                                     ==========    ==============      ==========    ==============

  The accompanying notes are an integral part of these financial statements.  33

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended     Year Ended   Year Ended    Year Ended     Year Ended
                                                          6/30/07       6/30/06       6/30/05       6/30/04       6/30/03
CLASS A
Net asset value, beginning of period                     $    8.89     $    9.40     $    9.18     $    9.41     $    8.89
                                                         ---------     ---------     ---------     ---------     ---------
Increase (decrease) from investment operations:
 Net investment income                                   $    0.40     $    0.35     $    0.40     $    0.41     $    0.45
 Net realized and unrealized gain (loss)
   on investments                                             0.07         (0.47)         0.29         (0.14)         0.53
                                                         ---------     ---------     ---------     ---------     ---------
  Net increase (decrease) from investment operations     $    0.47     $   (0.12)    $    0.69     $    0.27     $    0.98
Distributions to shareowners:
 Net investment income                                       (0.41)        (0.39)        (0.47)        (0.50)        (0.46)
                                                         ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value               $    0.06     $   (0.51)    $    0.22     $   (0.23)    $    0.52
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $    8.95     $    8.89     $    9.40     $    9.18     $    9.41
                                                         =========     =========     =========     =========     =========
Total return*                                                 5.31%        (1.25)%        7.64%         2.98%        11.38%
Ratio of net expenses to average net assets+                  1.00%         1.00%         1.05%         1.14%         1.20%
Ratio of net investment income to average net assets+         4.48%         3.91%         4.27%         4.42%         5.02%
Portfolio turnover rate                                         31%           60%           49%           63%           48%
Net assets, end of period (in thousands)                 $ 284,592     $ 208,454     $ 174,055     $ 160,421     $ 183,338
Ratios with no assumption of expenses by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                 1.00%         1.11%         1.18%         1.14%         1.20%
 Net investment income                                        4.48%         3.80%         4.14%         4.42%         5.02%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                 1.00%         1.00%         1.05%         1.14%         1.20%
 Net investment income                                        4.48%         3.91%         4.27%         4.42%         5.02%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended     Year Ended   Year Ended    Year Ended     Year Ended
                                                          6/30/07       6/30/06       6/30/05       6/30/04       6/30/03
CLASS B
Net asset value, beginning of period                     $    8.85     $    9.36     $    9.14     $    9.37     $    8.87
                                                         ---------     ---------     ---------     ---------     ---------
Increase (decrease) from investment operations:
 Net investment income                                   $    0.33     $    0.27     $    0.32     $    0.33     $    0.37
 Net realized and unrealized gain (loss) on investments       0.05         (0.47)         0.28         (0.14)         0.53
                                                         ---------     ---------     ---------     ---------     ---------
  Net increase (decrease) from investment operations     $    0.38     $   (0.20)    $    0.60     $    0.19     $    0.90
Distributions to shareowners:
 Net investment income                                       (0.33)        (0.31)        (0.38)        (0.42)        (0.40)
                                                         ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value               $    0.05     $   (0.51)    $    0.22     $   (0.23)    $    0.50
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $    8.90     $    8.85     $    9.36     $    9.14     $    9.37
                                                         =========     =========     =========     =========     =========
Total return*                                                 4.26%        (2.14)%        6.72%         2.04%        10.44%
Ratio of net expenses to average net assets+                  1.92%         1.90%         1.95%         1.98%         2.02%
Ratio of net investment income to average net assets+         3.55%         3.06%         3.39%         3.55%         4.22%
Portfolio turnover rate                                         31%           60%           49%           63%           48%
Net assets, end of period (in thousands)                 $  36,366     $  49,552     $  56,828     $  57,774     $  77,367
Ratios with no assumption of expenses by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                 2.02%         1.99%         2.02%         1.98%         2.02%
 Net investment income                                        3.45%         2.97%         3.32%         3.55%         4.22%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                 1.90%         1.90%         1.95%         1.98%         2.02%
 Net investment income                                        3.57%         3.06%         3.39%         3.55%         4.22%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended     Year Ended   Year Ended    Year Ended     Year Ended
                                                          6/30/07       6/30/06       6/30/05       6/30/04       6/30/03
CLASS C
Net asset value, beginning of period                     $    8.81     $    9.32     $    9.11     $    9.31     $    8.83
                                                         ---------     ---------     ---------     ---------     ---------
Increase (decrease) from investment operations:
 Net investment income                                   $    0.33     $    0.28     $    0.32     $    0.33     $    0.37
 Net realized and unrealized gain (loss) on investments       0.06         (0.47)         0.28         (0.14)         0.51
                                                         ---------     ---------     ---------     ---------     ---------
  Net increase (decrease) from investment operations     $    0.39     $   (0.19)    $    0.60     $    0.19     $    0.88
Distributions to shareowners:
 Net investment income                                       (0.33)        (0.32)        (0.39)        (0.39)        (0.40)
                                                         ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value               $    0.06     $   (0.51)    $    0.21     $   (0.20)    $    0.48
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $    8.87     $    8.81     $    9.32     $    9.11     $    9.31
                                                         =========     =========     =========     =========     =========
Total return*                                                 4.39%        (2.08)%        6.68%         2.11%        10.28%
Ratio of net expenses to average net assets+                  1.85%         1.89%         1.92%         1.97%         2.16%
Ratio of net investment income to average net assets+         3.62%         3.07%         3.24%         3.59%         4.05%
Portfolio turnover rate                                         31%           60%           49%           63%           48%
Net assets, end of period (in thousands)                 $  30,934     $  35,942     $  42,160     $  27,545     $  29,777
Ratios with no assumption of expenses by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                 1.85%         1.89%         1.92%         1.97%         2.16%
 Net investment income                                        3.62%         3.07%         3.24%         3.59%         4.05%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                 1.84%         1.89%         1.91%         1.97%         2.16%
 Net investment income                                        3.63%         3.07%         3.25%         3.59%         4.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    7/1/06 to   Year Ended    12/11/04 to
                                                   12/10/06 (c)   6/30/06     6/30/05 (b)
INVESTOR CLASS
Net asset value, beginning of period                $  8.89       $  9.40       $  9.40
                                                    -------       -------       -------
Increase (decrease) from investment operations:
  Net investment income                             $  0.19       $  0.38       $  0.22
  Net realized and unrealized gain (loss)
   on investments                                      0.27         (0.47)         0.04
                                                    -------       -------       -------
   Net increase (decrease) from
     investment operations                          $  0.46       $ (0.09)      $  0.26
Distributions to shareowners:
  Net investment income                               (0.19)        (0.42)        (0.26)
                                                    -------       -------       -------
Net decrease in net asset value                     $  0.27       $ (0.51)      $  0.00
                                                    -------       -------       -------
Net asset value, end of period                      $  9.16       $  8.89       $  9.40
                                                    =======       =======       =======
Total return*                                          5.20%        (0.98)%        2.84%(a)
Ratio of net expenses to average net assets+           0.76%**       0.74%         0.74%**
Ratio of net investment income to average
  net assets+                                          4.43%**       4.24%         4.43%**
Portfolio turnover rate                                  31%**         60%           49%(a)
Net assets, end of period (in thousands)            $     -       $ 3,462       $ 4,496
Ratios with no assumption of expenses by PIM
  and no reduction for fees paid indirectly:
  Net expenses                                         1.12%**       0.94%         0.89%**
  Net investment income                                4.07%**       4.04%         4.28%**
Ratios with assumption of expenses by PIM and
  reduction for fees paid indirectly:
  Net expenses                                         0.73%**       0.74%         0.74%**
  Net investment income                                4.46%**       4.24%         4.43%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a)  Not annualized.
(b)  Investor class commenced operations on December 11, 2004
(c)  Investor class shares were converted to Class A shares on December 10, 2006


  The accompanying notes are an integral part of these financial statements.  37

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended    Year Ended    Year Ended    Year Ended    4/1/03 (a)
                                                          6/30/07       6/30/06       6/30/05       6/30/04      to 6/30/03
CLASS R
Net asset value, beginning of period                     $    8.99     $    9.50     $    9.28     $    9.50     $    9.19
                                                         ---------     ---------     ---------     ---------     ---------
Increase (decrease) from investment operations:
 Net investment income                                   $    0.39     $    0.34     $    0.36     $    0.47     $    0.10
 Net realized and unrealized gain (loss) on investments       0.06         (0.47)         0.30         (0.17)         0.32
                                                         ---------     ---------     ---------     ---------     ---------
  Net increase (decrease) from investment operations     $    0.45     $   (0.13)    $    0.66     $    0.30     $    0.42
Distributions to shareowners:
 Net investment income                                       (0.39)        (0.38)        (0.44)        (0.52)        (0.11)
                                                         ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value               $    0.06     $   (0.51)    $    0.22     $   (0.22)    $    0.31
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $    9.05     $    8.99     $    9.50     $    9.28     $    9.50
                                                         =========     =========     =========     =========     =========
Total return*                                                 5.04%        (1.43)%        7.27%         3.20%         4.55%(b)
Ratio of net expenses to average net assets+                  1.25%         1.25%         1.31%         1.32%         1.42%**
Ratio of net investment income to average net assets+         4.24%         3.50%         3.77%         4.71%         4.13%**
Portfolio turnover rate                                         31%           60%           49%           63%           48%(b)
Net assets, end of period (in thousands)                 $   6,511     $   3,042     $   1,259     $     345     $       1
Ratios with no assumption of expenses by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                 1.44%         1.46%         1.43%         1.32%         1.42%**
 Net investment income                                        4.05%         3.29%         3.65%         4.71%         4.13%**
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                 1.25%         1.25%         1.31%         1.32%         1.42%**
 Net investment income                                        4.24%         3.50%         3.77%         4.71%         4.13%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(b)  Not annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended     Year Ended   Year Ended    Year Ended     Year Ended
                                                          6/30/07       6/30/06       6/30/05       6/30/04       6/30/03
CLASS Y
Net asset value, beginning of period                     $    8.83     $    9.33     $    9.12     $    9.35     $    8.87
                                                         ---------     ---------     ---------     ---------     ---------
Increase (decrease) from investment operations:
 Net investment income                                   $    0.44     $    0.39     $    0.44     $    0.46     $    0.51
 Net realized and unrealized gain (loss) on investments       0.06         (0.46)         0.28         (0.14)         0.51
                                                         ---------     ---------     ---------     ---------     ---------
  Net increase (decrease) from investment operations     $    0.50     $   (0.07)    $    0.72     $    0.32     $    1.02
Distributions to shareowners:
 Net investment income                                       (0.45)        (0.43)        (0.51)        (0.55)        (0.54)
                                                         ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value               $    0.05     $   (0.50)    $    0.21     $   (0.23)    $    0.48
                                                         ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                           $    8.88     $    8.83     $    9.33     $    9.12     $    9.35
                                                         =========     =========     =========     =========     =========
Total return*                                                 5.65%        (0.77)%        8.07%         3.48%        11.86%
Ratio of net expenses to average net assets+                  0.57%         0.58%         0.61%         0.58%         0.67%
Ratio of net investment income to average net assets+         4.89%         4.20%         4.43%         5.05%         5.54%
Portfolio turnover rate                                         31%           60%           49%           63%           48%
Net assets, end of period (in thousands)                 $ 613,523     $  521,480    $  21,027     $  13,617     $   7,719
Ratios with no assumption of expenses by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                                 0.57%         0.58%         0.61%         0.58%         0.67%
 Net investment income                                        4.89%         4.20%         4.43%         5.05%         5.54%
Ratios with assumption of expenses by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                 0.57%         0.58%         0.61%         0.58%         0.67%
 Net investment income                                        4.89%         4.20%         4.43%         5.05%         5.54%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Bond Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are to seek current income consistent with preservation of capital.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered April 1, 2003. As planned, on December 10, 2006 Investor Class shares were converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Investor Class and Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At June 30, 2007 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Temporary cash investments are valued at cost which approximates market value.

     All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At June 30, 2007 the Fund had a net capital loss carryforward of $5,040,410 of which the following amounts will expire between 2009 and 2015 if not utilized; $1,088,447 in 2009, $7,580 in 2009, $77,493 in 2010, $1,084,416
     in 2011, $304,529 in 2013 and $2,477,945 in 2015.

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07                              (continued)
--------------------------------------------------------------------------------

     At June 30, 2007, the Fund reclassified $156,608 to decrease undistributed net investment income, $205,050 to decrease paid-in capital and $361,658 to decrease accumulated net realized loss on investments to reflect permanent book/tax differences. This reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended June 30, 2007 and 2006 were as follows:

--------------------------------------------------------------------------------
                                            2007             2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                             $42,705,441      $32,425,051
                                            -----------      -----------
  Total                                     $42,705,441      $32,425,051
                                            ===========      ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at June 30, 2007.

--------------------------------------------------------------------------------
                                                            2007
--------------------------------------------------------------------------------
Undistributed ordinary income                          $  2,562,258
Capital loss carryforward                                (5,040,410)
Current year dividends payable                           (1,974,428)
Unrealized depreciation                                 (14,627,245)
                                                       ------------
  Total                                                $(19,079,825)
                                                       ============
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $18,092 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2007.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from the counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07                              (continued)
--------------------------------------------------------------------------------

     receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets. For the year ended June 30, 2007, the net management fee was equivalent to 0.50%.

Effective November 1, 2006, PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.00%, 1.90%, 1.90% and 1.25% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through November 1, 2009 for Class A shares and through November 1, 2008 for Class B, Class C and Class R shares. PIM expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond November 1, 2009 for Class A shares and November 1, 2008 for Class B, Class C and Class R shares. The Fund may terminate the expense limitation agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement be in the best interests of the Fund and its shareowners.

Through December 10, 2006, PIM contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At June 30, 2007, $67,978 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $139,097 in transfer agent fees payable to PIMSS at June 30, 2007.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $7,741 in distribution fees payable to PFD at June 30, 2007.

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07                              (continued)
--------------------------------------------------------------------------------

In addition, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2007, $114,993 in CDSCs were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended June 30, 2007, the Fund's expenses were reduced $30,147 under such arrangements.

6.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 30, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

7.   Merger Information

On September 22, 2005, beneficial owners of Amsouth High Quality Bond approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of Amsouth High Quality Bond's net assets in Class A, Class B and Class I for Pioneer Fund's Shares, based on Pioneer Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Bond Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07                              (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                        Pioneer                Amsouth                Pioneer
                       Bond Fund          High Quality Bond          Bond Fund
                  (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-------------------------------------------------------------------------------------
Net Assets
Class A               $178,317,842           $ 44,668,880           $222,986,722
Class B               $ 58,181,919           $  5,678,911           $ 63,860,830
Class C               $ 42,851,287           $         --           $ 42,851,287
Investor Class        $  4,095,750           $         --           $  4,095,750
Class R               $  1,678,306           $         --           $  1,678,306
Class I               $         --           $532,267,021           $         --
Class Y               $ 27,130,385           $         --           $559,397,406
                      ------------           ------------           ------------
 Total Net
  Assets              $312,255,489           $582,614,812           $894,870,301
                      ============           ============           ============
Shares
Outstanding
Class A                 19,242,520              4,085,199             24,061,169
Class B                  6,307,434                520,998              6,923,368
Class C                  4,661,389                                     4,661,389
Investor Class             441,773                                       441,773
Class R                    179,118                                       179,118
Class I                                        48,671,755
Class Y                  2,947,361                                    60,802,472
 Total Shares
  Outstanding           33,779,595             53,277,952             97,069,289
Shares Issued
in Reorganization
Class A                                                                4,818,649
Class B                                                                  615,934
Class Y                                                               57,855,111
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       Unrealized         Accumulated
                                      Appreciation          Gain on
                                    on Closing Date       Closing Date
--------------------------------------------------------------------------------
Amsouth High Quality Bond             $15,276,095         $ 2,768,070
                                      ===========         ===========
--------------------------------------------------------------------------------

Pioneer Bond Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Bond Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Bond Fund (the "Fund"), including the schedule of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Bond Fund at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
August 15, 2007

Pioneer Bond Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Bock, Mr. West and Mr. Kingsbury) serves as a trustee of each of the 83 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Bock serves as Trustee of 82 of the 83 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Bond Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held        Length of Service      Principal Occupation                    Other Directorships
Name and Age              With the Fund         and Term of Office     During Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (81)*  Chairman of the       Trustee since 1982.    Deputy Chairman and a Director of       None
                          Board, Trustee and    Serves until a         Pioneer Global Asset Management S.p.A.
                          President             successor trustee      ("PGAM"); Non-Executive Chairman and a
                                                is elected or earlier  Director of Pioneer Investment
                                                retirement or removal. Management USA Inc. ("PIM-USA");
                                                                       Chairman and a Director of Pioneer;
                                                                       Chairman and Director of Pioneer
                                                                       Institutional Asset Management, Inc.
                                                                       (since 2006); Director of Pioneer
                                                                       Alternative Investment Management
                                                                       Limited (Dublin); President and a
                                                                       Director of Pioneer Alternative
                                                                       Investment Management (Bermuda)
                                                                       Limited and affiliated funds; Director
                                                                       of PIOGLOBAL Real Estate Investment
                                                                       Fund (Russia) (until June 2006);
                                                                       Director of Nano-C, Inc. (since 2003);
                                                                       Director of Cole Management Inc.
                                                                       (since 2004); Director of Fiduciary
                                                                       Counseling, Inc.; President and
                                                                       Director of Pioneer Funds Distributor,
                                                                       Inc. ("PFD") (until May 2006);
                                                                       President of all of the Pioneer Funds;
                                                                       and Of Counsel, Wilmer Cutler
                                                                       Pickering Hale and Dorr LLP (counsel
                                                                       to PIM-USA and the Pioneer Funds)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Bond Fund

----------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------

Name, Age and                Positions Held     Length of Service      Principal Occupation                    Other Directorships
Address                      With the Fund      and Term of Office     During Past Five Years                  Held by this Trustee
David R. Bock (63)           Trustee            Trustee since 2005.    Executive Vice President and Chief      Director of The
3050 K. Street NW,                              Serves until a         Financial Officer, I-trax, Inc.         Enterprise Social
Washington, DC 20007                            successor trustee      (publicly traded health care services   Investment Company
                                                is elected or earlier  company) (2004 - present); Partner,     (privately-held
                                                retirement or removal. Federal City Capital Advisors           affordable housing
                                                                       (boutique merchant bank) (1997 to       finance company);
                                                                       2004); and Executive Vice President     and Director of New
                                                                       and Chief Financial Officer, Pedestal   York Mortgage Trust
                                                                       Inc. (internet-based mortgage trading   (publicly traded
                                                                       company) (2000 - 2002)                  mortgage REIT)
-----------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)            Trustee            Trustee since 1997.    President, Bush International, LLC      Director of Brady
3509 Woodbine Street,                           Serves until a         (international financial advisory       Corporation
Chevy Chase, MD 20815                           successor trustee      firm)                                   (industrial
                                                is elected or earlier                                          identification and
                                                retirement or removal.                                         specialty coated
                                                                                                               material products
                                                                                                               manufacturer);
                                                                                                               Director of Briggs &
                                                                                                               Stratton Co. (engine
                                                                                                               manufacturer);
                                                                                                               Director of UAL
                                                                                                               Corporation (airline
                                                                                                               holding company) and
                                                                                                               Director of Mantech
                                                                                                               International
                                                                                                               Corporation
                                                                                                               (national security,
                                                                                                               defense, and
                                                                                                               intelligence
                                                                                                               technology firm)
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)    Trustee            Trustee since 1990.    Founding Director, Vice President and   None
1001 Sherbrooke Street West,                    Serves until a         Corporate Secretary, The Winthrop
Montreal, Quebec, Canada                        successor trustee      Group, Inc. (consulting firm); and
H3A 1G5                                         is elected or earlier  Desautels Faculty of Management,
                                                retirement or removal. McGill University
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Name, Age and             Positions Held        Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund         and Term of Office     During Past Five Years                  Held by this Trustee
Thomas J. Perna (56)      Trustee               Trustee since 2006.    Private investor (2004 - present); and  Director of
89 Robbins Avenue,                              Serves until a         Senior Executive Vice President, The    Quadriserv Inc.
Berkeley Heights,                               successor trustee      Bank of New York (financial and         (technology products
NJ 07922                                        is elected or earlier  securities services) (1986 - 2004)      for securities
                                                retirement or removal.                                         lending industry)
-----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)  Trustee               Trustee since 1982.    President and Chief Executive Officer,  Director of New
200 State Street,                               Serves until a         Newbury, Piret & Company, Inc.          America High Income
12th Floor,                                     successor trustee      (investment banking firm)               Fund, Inc.
Boston, MA 02108                                is elected or earlier                                          (closed-end
                                                retirement or removal.                                         investment company)
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)        Trustee               Trustee since 1985.    President, John Winthrop & Co., Inc.    None
One North Adgers Wharf,                         Serves until a         (private investment firm)
Charleston, SC 29401                            successor trustee
                                                is elected or earlier
                                                retirement or removal.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Bond Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held        Length of Service      Principal Occupation                  Other Directorships
Name and Age                With the Fund         and Term of Office     During Past Five Years                Held by this Officer
Daniel K. Kingsbury (48)    Executive Vice        Since March 2007.      Director, CEO and President of        None
                            President             Serves until a         Pioneer Investment Management USA
                                                  successor trustee      Inc.; Pioneer Investment Management,
                                                  is elected or earlier  Inc. and Pioneer Institutional Asset retirement or removal. Management, Inc. (since March 2007);
                                                                         Executive Vice President of all of
                                                                         the Pioneer Funds (since March
                                                                         2007); Director of Pioneer Global
                                                                         Asset Management S.p.A. (since March
                                                                         2007); Head of New Markets Division,
                                                                         Pioneer Global Asset Management
                                                                        S.p.A. (2000 - 2007)
-----------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (59)    Secretary             Since 2003. Serves     Secretary of PIM-USA; Senior Vice     None
                                                  at the discretion      President - Legal of Pioneer;
                                                  of the Board           Secretary/Clerk of most of PIM-USA's
                                                                         subsidiaries; and Secretary of all
                                                                         of the Pioneer Funds since September
                                                                         2003 (Assistant Secretary from
                                                                         November 2000 to September 2003)
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)  Assistant Secretary   Since 2003. Serves     Vice President and Senior Counsel of  None
                                                  at the discretion      Pioneer since July 2002; Vice
                                                  of the Board           President and Senior Counsel of
                                                                         BISYS Fund Services, Inc. (April
                                                                         2001 to June 2002); Senior Vice
                                                                         President and Deputy General Counsel
                                                                         of Funds Distributor, Inc. (July
                                                                         2000 to April 2001); and Assistant
                                                                         Secretary of all of the Pioneer
                                                                         Funds since September 2003
-----------------------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (46)  Assistant Secretary   Since 2006. Serves     Partner, Wilmer Cutler Pickering      None
                                                  at the discretion      Hale and Dorr LLP; and Assistant
                                                  of the Board           Secretary of all of the Pioneer
                                                                         Funds since July 2006
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)           Treasurer             Since 2000. Serves     Vice President - Fund Accounting,     None
                                                  at the discretion      Administration and Controllership
                                                  of the Board           Services of Pioneer; and Treasurer
                                                                         of all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Positions Held         Length of Service     Principal Occupation                  Other Directorships
Name and Age                With the Fund          and Term of Office    During Past Five Years                Held by this Officer
Mark E. Bradley (47)        Assistant Treasurer    Since 2004. Serves    Deputy Treasurer of Pioneer since     None
                                                   at the discretion     2004; Treasurer and Senior Vice
                                                   of the Board          President, CDC IXIS Asset Management
                                                                         Services from 2002 to 2003; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since November 2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)       Assistant Treasurer    Since 2000. Serves    Assistant Vice President - Fund       None
                                                   at the discretion     Accounting, Administration and
                                                   of the Board          Controllership Services of Pioneer;
                                                                         and Assistant Treasurer of all of
                                                                         the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)          Assistant Treasurer    Since 2002. Serves    Fund Accounting Manager - Fund        None
                                                   at the discretion     Accounting, Administration and
                                                   of the Board          Controllership Services of Pioneer;
                                                                         and Assistant Treasurer of all of
                                                                         the Pioneer Funds since May 2002
-----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim               Assistant Treasurer    Since 2003. Serves    Fund Administration Manager - Fund    None
Sullivan (33)                                      at the discretion     Accounting, Administration and
                                                   of the Board          Controllership Services since June
                                                                         2003; Assistant Vice President -
                                                                         Mutual Fund Operations of State
                                                                         Street Corporation from June 2002 to
                                                                         June 2003 (formerly Deutsche Bank
                                                                         Asset Management); Pioneer Fund
                                                                         Accounting, Administration and
                                                                         Controllership Services (Fund
                                                                         Accounting Manager from August 1999
                                                                         to May 2002); and Assistant
                                                                         Treasurer of all of the Pioneer
                                                                         Funds since September 2003
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Bond Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held         Length of Service     Principal Occupation                  Other Directorships
Name and Age                With the Fund          and Term of Office    During Past Five Years                Held by this Officer
Teri W. Anderholm (47)      Chief Compliance       Since January 2007.   Chief Compliance Officer of Pioneer   None
                            Officer                Serves at the         since December 2006 and of all the
                                                   discretion of         Pioneer Funds since January 2007;
                                                   the Board             Vice President and Compliance
                                                                         Officer, MFS Investment Management
                                                                         (August 2005 to December 2006);
                                                                         Consultant, Fidelity Investments
                                                                         (February 2005 to July 2005):
                                                                         Independent Consultant (July 1997 to
                                                                         February 2005)
-----------------------------------------------------------------------------------------------------------------------------------
*Mr. Cogan is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


56
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $40,730 in 2007 and approximately $39,535 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2007 or 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,820 in 2007 and $7,140 in 2006.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended June 30, 2007 and 2006.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended June 30, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $7,140 in 2006.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.